SALES AND MARKETING EXPENSES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Sales And Marketing Expenses
Selling and Marketing Expense	$ 61,916	$ 3,021	$ 36,675	$ 91,319